SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Credit Loss [Abstract]
Accounts receivable	$ 2,892,790	$ 2,032,306
Less: provision for credit losses	(58,416)	(43,521)
Accounts receivable, net	$ 2,834,374	$ 1,988,785